Related Party Transactions - Significant Transactions with Related Parties Included in Determination of Net Income (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Related Party Transaction [Line Items]
Related party transaction revenues	₨ 3,360,265.0	$ 35,812.2	₨ 3,227,962.6	₨ 2,781,926.2
Interest And Dividend Income Operating	(1,383,241.5)	(14,742.0)	(1,254,947.4)	(997,405.6)
Related party transaction non-interest expense	(1,351,527.8)	(14,404.0)	(1,265,631.4)	(1,069,242.4)
Interest expenses-Others	(9,141.5)	(97.4)	(2,810.8)	(3,815.9)
Principal Owner
Related Party Transaction [Line Items]
Interest And Dividend Income Operating	0.0		0.0	(30.6)
Interest expenses-Others	0.0		0.0	0.0
Non-interest revenue-Others	0.0		0.0	0.0
Principal Owner | Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	0.0		0.0	1,670.2
Principal Owner | Interest and Dividend Revenue
Related Party Transaction [Line Items]
Related party transaction revenues	0.0		0.0	0.0
Principal Owner | Non-interest expense-Administrative and other
Related Party Transaction [Line Items]
Related party transaction non-interest expense	0.0		0.0	(2,424.6)
Principal Owner | Non-interest expense-Premises and equipment
Related Party Transaction [Line Items]
Related party transaction non-interest expense	0.0		0.0	(0.5)
Others
Related Party Transaction [Line Items]
Interest And Dividend Income Operating	(31.5)		(29.0)	(115.4)
Interest expenses-Others	(866.9)		(856.4)	(514.7)
Non-interest revenue-Others	2.1		0.0	78.0
Others | Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	6,824.6		6,996.6	8,205.3
Others | Interest and Dividend Revenue
Related Party Transaction [Line Items]
Related party transaction revenues	1,097.9		732.0	3,242.9
Others | Non-interest expense-Administrative and other
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(3,546.7)		(2,179.8)	(4,140.1)
Others | Non-interest expense-Premises and equipment
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(1.2)		(1.2)	(1.2)
Related Party
Related Party Transaction [Line Items]
Interest And Dividend Income Operating	(31.5)	(0.3)	(29.0)	(146.0)
Interest expenses-Others	(866.9)	(9.2)	(856.4)	(514.7)
Non-interest revenue-Others	2.1	0.0	0.0	78.0
Related Party | Non-Interest Revenue-Fees and Commissions
Related Party Transaction [Line Items]
Related party transaction revenues	6,824.6	72.7	6,996.6	9,875.5
Related Party | Interest and Dividend Revenue
Related Party Transaction [Line Items]
Related party transaction revenues	1,097.9	11.7	732.0	3,242.9
Related Party | Non-interest expense-Administrative and other
Related Party Transaction [Line Items]
Related party transaction non-interest expense	(3,546.7)	(37.8)	(2,179.8)	(6,564.7)
Related Party | Non-interest expense-Premises and equipment
Related Party Transaction [Line Items]
Related party transaction non-interest expense	₨ (1.2)	$ 0.0	₨ (1.2)	₨ (1.7)